                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6361

                  Van Kampen California Quality Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)


PAR
AMOUNT
(000)      DESCRIPTION                                                                 COUPON        MATURITY        VALUE

           MUNICIPAL BONDS    144.1%
           CALIFORNIA    140.7%
   1,390   Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens Hosp Med Ctr
            (AMBAC Insd)                                                               5.875%       12/01/19      $   1,583,557
     500   Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens Hosp Med Ctr
           (AMBAC Insd)                                                                6.000        12/01/29            566,980
   1,000   Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd Dominion
            Ser A Rfdg (AMT) (Asset Gty Insd)                                          6.400        08/15/30          1,086,940
   1,000   Bakersfield, CA Ctf Part Convention Ctr Expansion Proj (MBIA Insd)          5.875        04/01/22          1,077,540
   1,790   Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown (Radian Insd)         5.000        08/01/23          1,867,758
   2,510   Bay Area Govt Assn CA Lease West Sacramento Ser A (XLCA Insd) (d)           5.000        09/01/24          2,661,905
   1,000   Benicia, CA Uni Sch Dist Ser B (MBIA Insd)                                    *          08/01/18            523,720
   1,610   Blythe, CA Redev Agy Redev Proj No 1 Tax Alloc Ser A Rfdg (d)               7.500        05/01/23          1,657,592
   1,725   Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd) (d)                 5.250        08/01/22          1,910,575
   1,055   Borrego, CA Wtr Dist Ctf Part Wtr Sys Acquisition (d)                       7.000        04/01/27          1,109,216
   2,060   Burbank, CA Wastewtr Treatment Rev Ser A (AMBAC Insd)                       5.000        06/01/29          2,157,665
   2,060   Calexico, CA Uni Sch Dist Ser A (MBIA Insd) (d)                             5.000        08/01/27          2,182,220
   1,000   California Edl Fac Auth Rev Pooled College & Univ Ser B                     6.625        06/01/20          1,108,230
   1,005   California Edl Fac Auth Rev Student Ln CA Ln Pgm Ser A (AMT) (MBIA Insd)    6.000        03/01/16          1,064,677
   2,500   California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Ser A                 6.125        12/01/19          2,765,225
   6,200   California Pollutn Ctl Fin Auth Pollutn Ctl Rev Southn CA Edison Co
            (AMT) (AMBAC Insd)                                                         6.000        07/01/27          6,266,216
     210   California Rural Home Mtg Fin Auth Single Family Mtg Rev Pgm Ser B
            (AMT) (GNMA Collateralized)                                                6.250        12/01/31            212,188

      25   California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser C (AMT)
            (GNMA Collateralized)                                                      7.800        02/01/28             25,556
   1,060   California Spl Dist Assn Fin Corp Ctf Part Spl Dist Fin Pgm Ser KK
            (FSA Insd) (d)                                                             5.800        11/01/29          1,189,013

   1,000   California St (CIFG Insd)                                                   5.000        10/01/22          1,063,040
   1,805   California St Cpn Muni Rcpts                                                  *          03/01/08          1,660,185
   1,940   California St Cpn Muni Rcpts                                                  *          09/01/09          1,691,893
   2,000   California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                           5.500        05/01/16          2,269,620
   9,600   California St Prin Muni Rcpts (XLCA Insd)                                     *          09/01/09          8,383,584
   2,205   California St Pub Wks Brd Lease Rev Dept Corrections Ser E Rfdg (XLCA
            Insd)                                                                      5.000        06/01/18          2,394,013
   1,000   California St Pub Wks Brd Lease Rev Dept Hlth Svcs Ser A (MBIA Insd)        5.750        11/01/24          1,122,770
   2,340   California St Rfdg (FGIC Insd)                                              5.000        02/01/23          2,486,320
     960   California St Vet Ser BJ (AMT)                                              5.700        12/01/32            988,646
   2,000   California Statewide Cmntys Dev Auth Ctf Part (Acquired 11/23/99,
            Cost $2,000,000) (a)                                                       7.250        11/01/29          2,100,660



   1,325   California Statewide Cmntys Dev Auth Wtr & Wastewtr Rev Pooled Fin Pgm
            Ser B (FSA Insd)                                                           5.250        10/01/23      1,463,608
   1,280   California Statewide Cmntys Dev Auth Wtr Rev Pooled Fin Pgm Ser C (FSA
            Insd)                                                                      5.250        10/01/28      1,376,230
   2,000   Campbell, CA Redev Agy Tax Alloc Ctr Campbell Redev Proj Ser A              6.550        10/01/32      2,166,860
   1,595   Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (d)                               *          08/01/24        629,499
   1,675   Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (d)                               *          08/01/25        622,765
     235   Carson, CA Impt Bond Act 1915 Assmt Dist No. 92-1                           7.375        09/02/22        237,829
   2,000   Carson, CA Redev Agy Tax Alloc Ser A Rfdg (MBIA Insd)                       5.000        10/01/23      2,146,980
   1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd) (d)          *          08/01/27        355,978
   1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd) (d)          *          08/01/28        334,918
   3,140   Cerritos, CA Cmnty College Dist Election 2004 Ser A (MBIA Insd) (d)         5.000        08/01/27      3,313,705
   2,385   Chula Vista, CA Redev Agy Tax Alloc Sr Bayfront Ser D Rfdg                  8.625        09/01/24      2,647,231
   1,000   Coachella, CA Redev Agy Tax Alloc Proj Area No 3 Rfdg                       5.875        12/01/28      1,027,180
   1,000   Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj                6.300        09/01/36      1,066,820
   2,000   Commerce, CA Jt Pwr Fin Auth Lease Rev Cmntys Ctr Proj (XLCA Insd)          5.000        10/01/34      2,075,180
     615   Davis, CA Pub Fac Fin Auth Loc Agy Rev Mace Ranch Area Ser A                6.500        09/01/15        654,760
   1,000   Duarte, CA Redev Agy Tax Alloc Davis Addition Proj Area Rfdg                6.700        09/01/14      1,073,870
   1,000   East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)                         5.000        06/01/21      1,080,190
   2,445   East Bay, CA Muni Util Dist Wtr Sys Rev Sub                                 5.250        06/01/19      2,644,756
   1,220   Emeryville, CA Pub Fin Auth Rev Assmt Dist Refin                            5.900        09/02/21      1,244,986
   1,000   Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 5 New Sch
            (FSA Insd)                                                                 5.375        08/15/29      1,084,920
   2,155   Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A (MBIA Insd)      5.000        09/01/33      2,253,052
   1,000   Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)               5.250        12/01/19      1,086,690
  15,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                  *          01/15/26      4,454,250
   4,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                  *          01/15/30        926,400
   2,500   Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg (b)     0/5.875        01/15/27      2,068,150
   2,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Sr Lien
            Ser A (Escrowed to Maturity)                                               7.050        01/01/10      2,392,400
   1,000   Glendale, CA Uni Sch Dist Ser C (FSA Insd)                                  5.500        09/01/19      1,117,970
   1,000   Huntington Park, CA Pub Fin Auth Lease Rev Wastewtr Sys Proj Ser A          6.200        10/01/25      1,045,250
   1,000   Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)                      5.250        11/01/23      1,091,840
   1,435   Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev Ser B (AMBAC Insd)       5.000        09/02/22      1,480,346
   1,500   La Quinta, CA Redev Agy Tax Redev Proj Area No 1 (AMBAC Insd)               5.125        09/01/32      1,583,640
   3,555   Long Beach, CA Hbr Rev Ser A (AMT) (FGIC Insd)                              5.250        05/15/18      3,790,945
   2,755   Los Angeles Cnty, CA Sch Ser B (MBIA Insd)                                  5.000        11/01/24      2,942,175
   2,000   Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev Prop A First Tier Sr
            Ser C Rfdg (AMBAC Insd)                                                    5.000        07/01/23      2,143,380
   1,850   Los Angeles Cnty, CA Pension Oblig Ctf Ltd Muni Oblig Ser A (MBIA Insd)     6.900        06/30/08      2,115,253


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


   1,200   Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Part Cap Apprec
            Pooled Fin Ser A (AMBAC Insd)                                                *          08/01/26        418,944
   2,000   Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin Auth Rev Bunker Hill
            Proj Ser A (FSA Insd)                                                      5.000        12/01/27      2,110,360
   1,900   Los Angeles, CA Ctf Part                                                    5.700        02/01/18      2,002,011
   1,000   Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L. A. (AMBAC Insd)        6.000        11/01/19      1,156,380
   1,468   Los Angeles, CA Multi-Family Rev Hsg Earthquake Rehab Proj Ser A (AMT)
            (FNMA Collateralized)                                                      5.700        12/01/27      1,518,452
     385   Los Angeles, CA Single Family Home Mtg Rev Pgm Ser A (AMT) (GNMA
            Collateralized)                                                            6.875        06/01/25        385,139
   1,000   Los Angeles, CA Wtr & Pwr Rev Sys Ser A (MBIA Insd)                         5.375        07/01/18      1,116,020
   1,190   Lynwood, CA Util Auth Enterp Rev (FSA Insd) (d)                             5.000        06/01/25      1,268,695
   1,000   Mendocino Cnty, CA Ctf Part Cnty Pub Fac Corp (MBIA Insd)                   5.250        06/01/30      1,077,240
   3,720   Midpeninsula Regl Open Space Dist CA Fin Auth Rev (AMBAC Insd) (d)            *          08/01/27      1,037,954
   1,710   Modesto, CA Irr Dist Ctf Part Cap Impts Ser A (FSA Insd)                    5.250        07/01/17      1,883,548
   2,000   Montclair, CA Redev Agy Mobile Home Pk Rev Hacienda Mobile Home Pk Proj     6.000        11/15/22      2,092,440
   1,000   Moorpark, CA Uni Sch Dist Ser A (FSA Insd)                                  5.000        08/01/23      1,072,820
   1,110   Mountain View Los Altos, CA Uni High Sch Dist Cap Apprec Ser D (FSA
            Insd) (d)                                                                    *          08/01/24        438,084
   1,730   National City, CA Cmnty Dev Commn Tax Alloc National City Redev Proj
            A (AMBAC Insd) (d)                                                         5.500        08/01/32      1,908,259
   2,000   Needles, CA Pub Util Auth Util Sys Acquisition Proj Ser A                   6.500        02/01/22      2,060,480
   2,000   Oakland, CA Uni Sch Dist Alameda Cnty Ctf Part Energy Retrofit Proj
            (Prerefunded @ 11/15/06) (Acquired 5/24/96, Cost $1,908,220) (a)           6.750        11/15/14      2,191,920
   1,000   Oakland, CA Uni Sch Dist Alameda Cnty Ctf Part Om-Energy Retrofit
            Proj (Prerefunded @ 11/15/05) (Acquired 1/22/02, Cost $1,153,610) (a)      7.000        11/15/11      1,057,770
   1,000   Oceanside, CA Cmnty Fac No. 2001-1 Morro Hills Dev                          5.500        09/01/34      1,001,790
   1,000   Orange Cnty, CA Wtr Dist Rev Ser B (MBIA Insd)                              5.000        08/15/24      1,069,620
   2,000   Oxnard, CA Harbor Dist Rev Ser B                                            6.000        08/01/24      2,120,780
     870   Pasadena, CA Spl Tax Cmnty Fac Dist No 1 Civic Ctr West (Escrowed to
            Maturity) (d)                                                                *          12/01/07        769,532
   1,040   Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA Insd) (d)                 5.000        10/01/24      1,110,169
   1,000   Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA Insd)                     5.000        10/01/31      1,043,970
   1,375   Pittsburg, CA Redev Agy Tax Alloc Los Medanos Cmnty Dev Proj (AMBAC Insd)     *          08/01/26        480,040
   1,000   Poway, CA Redev Agy Tax Alloc Paguay Redev Proj Ser A (MBIA Insd)           5.000        06/15/33      1,039,100
   2,000   Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge Anatolia        6.000        09/01/24      2,063,940
   2,540   Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj Ser A-E
            (MBIA Insd)                                                                5.250        04/01/33      2,689,733
   1,800   Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg (MBIA Insd)          4.750        08/01/21      1,853,964
   1,000   Redondo Beach, CA Pub Fin Auth Rev South Bay Ctr Redev Proj                 7.000        07/01/16      1,055,290
   4,000   Redwood City, CA Sch Dist (FGIC Insd)                                       5.000        07/15/23      4,290,760
   3,000   Redwood City, CA Sch Dist (FGIC Insd)                                       5.000        07/15/27      3,145,350
   1,000   Richmond, CA Rev YMCA East Bay Proj Rfdg                                    7.250        06/01/17      1,041,920
   2,000   Sacramento, CA City Fin Auth City Hall & Redev Proj Ser A (FSA Insd)        5.000        12/01/28      2,084,720



   1,750   Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)                      5.000        12/01/33           1,825,408
   1,400   Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A                           5.875        12/01/27           1,453,396
   2,000   Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)                     5.250        08/01/31           2,092,640
   2,500   San Bernardino, CA Redev Agy Tax Alloc San Sevaine Redev Proj Ser A         7.000        09/01/24           2,707,950
   1,830   San Diego Cnty, CA Ctf Part Edgemoor Proj & Regl Sys Rfdg (AMBAC Insd)      5.000        02/01/25           1,949,316
   6,000   San Diego Cnty, CA Wtr Auth Wtr Rev Ctf Part Ser B (Inverse Fltg)
            (Prerefunded @ 04/27/06) (Variable Rate Coupon) (MBIA Insd) (c)           11.120        04/08/21           6,807,300
   1,000   San Diego, CA Redev Agy Centre City Redev Proj Ser A                        6.400        09/01/25           1,066,620
   1,000   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser
            Issue 12-A (AMT) (FGIC Insd)                                               5.800        05/01/21           1,043,750
   1,000   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Ser 27A
            Rfdg (AMT) (MBIA Insd)                                                     5.250        05/01/26           1,042,880
   3,000   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Ser 27A
            Rfdg (AMT) (MBIA Insd)                                                     5.250        05/01/31           3,108,780
   3,115   San Francisco, CA City & Cnty Redev Agy Lease Rev George Moscone
            (XLCA Insd)                                                                  *          07/01/12           2,381,168
   2,130   San Francisco, CA City & Cnty Redev Agy Lease Rev George Moscone
            (XLCA Insd)                                                                  *          07/01/14           1,459,497
   5,000   San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F Rfdg
            (MBIA Insd)                                                                5.000        09/01/17           5,439,900
   1,000   San Jose, CA Single Family Mtg Rev Cap Accumulator (Escrowed to
            Maturity) (GEMIC Insd)                                                       *          04/01/16             624,220
   2,000   San Leandro, CA Ctf Part Lib & Fire Stations Fin (AMBAC Insd)               5.750        11/01/29           2,255,480
   1,000   San Marcos, CA Pub Fac Auth Sub Tax Incrmnt Proj Area 3 Ser A               6.750        10/01/30           1,090,610
   1,725   San Mateo, CA Uni High Sch Dist Rfdg (FSA Insd)                             5.000        09/01/23           1,856,169
   3,000   San Ramon Vly, CA Sch Dist Election 2002 (FSA Insd)                         5.000        08/01/24           3,214,350
   2,820   Santa Ana, CA Uni Sch Dist (MBIA Insd)                                      5.375        08/01/27           3,115,141
   3,200   Semitropic Impt Dist Semitropic Wtr Storage Dist CA Wtr Ser A
            (XLCA Insd)                                                                5.125        12/01/35           3,361,216
   1,005   Simi Vly, CA Cmnty Dev Agy Coml Sycamore Plaza II Rfdg (Acquired
            7/28/98, Cost $1,005,000) (a)                                              6.000        09/01/12           1,047,059
   1,640   South Tahoe, CA Jt Pwr Fin Auth Rev S Tahoe Redev Proj Area 1-A Rfdg
            (FSA Insd)                                                                 5.000        10/01/29           1,717,359
   5,000   Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs                           6.750        07/01/12           6,026,050
   1,745   State Center, CA Cmnty Election 2002 Ser A (MBIA Insd)                      5.500        08/01/28           1,945,082
   1,000   Stockton, CA South Stockton Cmnty Fac Dist Spl Tax No 90-1 Rfdg             6.400        09/01/15           1,038,040
   6,000   University of CA Rev Hosp UCLA Med Ctr Ser A (AMBAC Insd)                   5.250        05/15/30           6,408,600
   1,000   Ventura Cnty, CA Cmnty College Ser A (MBIA Insd)                            5.500        08/01/23           1,132,840
   2,000   Ventura Cnty, CA Ctf Part Pub Fin Auth I (FSA Insd)                         5.250        08/15/15           2,190,940
   1,000   Vista, CA Mobile Home Pk Rev Estrella De Oro Mobile Home
            Ser A (Prerefunded @ 02/01/25)                                             5.875        02/01/28           1,106,910
                                                                                                                  --------------
                                                                                                                     235,083,375
                                                                                                                  --------------

           PUERTO RICO 1.3%

   2,000   Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA Insd)                        5.375        07/01/17           2,265,500
                                                                                                                  --------------

           U. S. VIRGIN ISLANDS 2.1%


   1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                6.375        10/01/19              1,157,460
   1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                6.500        10/01/24              1,158,350
   1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)     6.125        10/01/29              1,138,160
                                                                                                                   ----------------
                                                                                                                          3,453,970
                                                                                                                   ----------------


TOTAL LONG-TERM INVESTMENTS    144.1%
   (Cost $218,845,808)                                                                                                  240,802,845

SHORT-TERM INVESTMENT    0.3%
    (Cost $600,000)                                                                                                         600,000
                                                                                                                   ----------------


TOTAL INVESTMENTS    144.4%
   (Cost $219,445,808)                                                                                                  241,402,845

OTHER ASSETS IN EXCESS OF LIABILITIES    0.5%                                                                               767,969

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (44.9%)                                                           (75,041,410)
                                                                                                                   ----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $167,129,404
                                                                                                                   ================

             Percentages are calculated as a percentage of net assets applicable to common shares.

*            Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.8% of net assets applicable to common shares.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(d)          The Trust owns 100% of bond issuance.

ACA         -American Capital Access

AMBAC       -AMBAC Indemnity Corp.

AMT         -Alternative Minimum Tax

Asset Gty   -Asset Guaranty Insurance Co.

CIFG        -CDC IXIS Financial Guaranty

Connie Lee  -Connie Lee Insurance Co.

FGIC        -Financial Guaranty Insurance Co.

FNMA        -Federal National Mortgage Association

FSA         -Financial Security Assurance Inc.

GNMA        -Government National Mortgage Association

MBIA        -Municipal Bond Investors Assurance Corp.

Radian      -Radian Asset Assurance

XLCA        -XL Capital Assurance Inc.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen California Quality Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
   ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005